Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Overdue	R$ 2,066	R$ 3,531	R$ 2,740
Due to:
Up to 1 year	1,197,133	1,067,567	952,172
From 1 to 5 years	1,888,521	1,642,506	1,394,525
Over 5 years	123,496	132,459	20,128
Total	R$ 3,211,216	R$ 2,846,063	R$ 2,369,565